Subsequent Events (Details) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
May 11, 2011
Subsequent Events
Dividend per common share	¥ 7
Cash dividend per five common shares	¥ 35
Number of common stock eligible for dividend	5
Cash dividends declared	¥ 8,905